Fair Value Measurements - Carrying values and estimated fair values of our financial instruments not measured at fair value (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Assets:
Mortgage and other loans receivable	$ 45,869	$ 44,566		$ 39,388
Other investments	10,496	10,418		10,567
Short-term investments	4,006	4,400		5,471
Cash	465	552	$ 583	537		$ 654
Other assets		2,521		3,614	$ 3,824
Liabilities:
Short-term debt	1,500	1,500		8,317
Long-term debt		7,868		427
Consolidated VIE
Assets:
Mortgage and other loans receivable	2,034	2,088		2,359
Short-term investments	197	456		618
Cash	96	71		93
Other assets	133	170		745
Liabilities:
Other liabilities	97	132		835
Long-term debt	2,685	5,958		6,936
Estimated Fair Value
Assets:
Mortgage and other loans receivable	42,960	40,967		41,129
Other investments	244	222		193
Short-term investments	2,466	3,043		4,016
Cash	465	552		537
Other assets	4	12		7
Liabilities:
Policyholder contract deposits associated with investment-type contracts	133,018	129,293		139,633
Fortitude Re funds withheld payable	24,859	25,289		27,170
Other liabilities	2,614	3,056		3,704
Short-term debt	1,500	1,500		8,317
Long-term debt	7,108	7,172		586
Separate account liabilities - investment contracts	83,452	80,649		104,126
Estimated Fair Value | Consolidated VIE
Liabilities:
Long-term debt	2,433	5,543		6,887
Carrying Value
Assets:
Mortgage and other loans receivable	45,770	44,403		39,373
Other investments	244	222		193
Short-term investments	2,466	3,043		4,016
Cash	465	552		537
Other assets	4	12		7
Liabilities:
Policyholder contract deposits associated with investment-type contracts	138,269	137,086		132,142
Fortitude Re funds withheld payable	24,859	25,289		27,170
Other liabilities	2,614	3,056		3,704
Short-term debt	1,500	1,500		8,317
Long-term debt	7,871	7,868		427
Separate account liabilities - investment contracts	83,452	80,649		104,126
Carrying Value | Consolidated VIE
Liabilities:
Long-term debt	2,682	5,952		6,931
Level 1 | Estimated Fair Value
Assets:
Mortgage and other loans receivable	0	0		0
Other investments	0	0		0
Short-term investments	0	0		0
Cash	465	552		537
Other assets	4	4		7
Liabilities:
Policyholder contract deposits associated with investment-type contracts	0	0		0
Fortitude Re funds withheld payable	0	0		0
Other liabilities	0	0		0
Short-term debt		0		0
Long-term debt	0	0		0
Separate account liabilities - investment contracts	0	0		0
Level 1 | Estimated Fair Value | Consolidated VIE
Liabilities:
Long-term debt	0	0		0
Level 2 | Estimated Fair Value
Assets:
Mortgage and other loans receivable	32	31		52
Other investments	244	222		193
Short-term investments	2,466	3,043		4,016
Cash	0	0		0
Other assets	0	8		0
Liabilities:
Policyholder contract deposits associated with investment-type contracts	115	119		169
Fortitude Re funds withheld payable	0	0		0
Other liabilities	2,614	3,056		3,704
Short-term debt	1,500	1,500		0
Long-term debt	7,108	7,172		586
Separate account liabilities - investment contracts	83,452	80,649		104,126
Level 2 | Estimated Fair Value | Consolidated VIE
Liabilities:
Long-term debt	86	3,055		3,077
Level 3 | Estimated Fair Value
Assets:
Mortgage and other loans receivable	42,928	40,936		41,077
Other investments	0	0		0
Short-term investments	0	0		0
Cash	0	0		0
Other assets	0	0		0
Liabilities:
Policyholder contract deposits associated with investment-type contracts	132,903	129,174		139,464
Fortitude Re funds withheld payable	24,859	25,289		27,170
Other liabilities	0	0		0
Short-term debt	0	0		8,317
Long-term debt	0	0		0
Separate account liabilities - investment contracts	0	0		0
Level 3 | Estimated Fair Value | Consolidated VIE
Liabilities:
Long-term debt	$ 2,347	$ 2,488		$ 3,810